Share Purchase and Option Plans (Management Incentive Units Activity) (Details) - $ / shares shares in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	May. 31, 2012	Apr. 30, 2015	May. 31, 2014	May. 31, 2013
MIU activity [Line Items]
Weighted Average Grant Date Fair value, Granted		$ 7.56	$ 7.29	$ 4.96
Class C MIUs [Member]
MIU activity [Line Items]
Beginning Non-vested balance		2,844	4,501	5,915
Number of MIUs, Granted	10,400	591	1,399	455
Number of Awards, Cancelled		(155)	(279)	(1,156)
Number of MIUs, Vested		(1,734)	(2,777)	(713)
Ending Non-vested balance	5,915	1,546	2,844	4,501
Beginning Weighted Average Grant Date Fair Value, balance		$ 5.24	$ 3.63	$ 3.53
Weighted Average Grant Date Fair value, Granted		7.56	7.29	4.96
Weighted Average Grant Date Fair Value, Cancelled		5.20	4.39	3.72
Weighted Average Grant Date Fair Value, Vested		4.31	3.66	3.53
Ending Weighted Average Grant Date Fair Value, balance	$ 3.53	$ 7.19	$ 5.24	$ 3.63